General information (Details Narrative) - USD ($) $ in Millions	1 Months Ended	7 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2025	Dec. 31, 2024
General Information
Awarded percentage			51.00%
Increase in the CPD	319.20%	4.00%	319.20%
Exceeding amount			$ 200